UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

414-765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments.

Cookson Peirce Core Equity Fund
Schedule of Investments
February 28, 2007
(Unaudited)
	Shares	Value
COMMON STOCKS 98.23%
Aerospace & Defense 5.91%
General Dynamics Corp.	4,300	$328,778
Precision Castparts Corp.	4,500	409,365
		738,143
Beverages 3.69%
PepsiCo, Inc.	7,300	460,995

Capital Markets 12.60%
Ameriprise Financial, Inc.	9,100	531,986
Franklin Resources, Inc.	4,200	493,038
The Goldman Sachs Group, Inc.	2,720	548,352
		1,573,376
Chemicals 12.90%
Hercules Inc. (a)	15,900	320,544
The Lubrizol Corp.	8,100	421,200
Monsanto Co.	6,500	342,485
Praxair, Inc.	8,550	527,449
		1,611,678
Commercial Services & Supplies 3.57%
Manpower Inc.	6,000	445,800

Construction Material 4.24%
Martin Marietta Materials, Inc.	4,225	529,477

Containers & Packaging 2.10%
Crown Holdings, Inc. (a)	11,500	262,660

Electrical Equipment 3.81%
II-VI Inc. (a)	15,400	476,168

Food & Staples Retailing 3.67%
Safeway Inc.	13,250	458,053

Food Products 13.36%
Campbell Soup Co.	12,700	518,541
General Mills, Inc.	8,600	484,696
H.J. Heinz Co.	5,500	252,285
McCormick & Company, Inc	10,800	413,532
		1,669,054
Hotels, Restaurants & Leisure 4.87%
Wynn Resorts, Ltd.	6,200	607,724

Household Products 2.96%
Energizer Holdings, Inc. (a)	4,300	369,456

Insurance 2.12%
Manulife Financial Corp.	7,880	264,453

Internet Software & Services 3.87%
Google Inc. (a)	1,075	483,159

Leisure Equipment & Products 3.60%
Mattel, Inc.	17,300	449,973

Machinery 4.65%
SPX Corp.	8,300	580,170

Metals & Mining 4.32%
Nucor Corp.	8,860	539,308

Oil & Gas 2.18%
Marathon Oil Corp.	3,000	272,220

Telephone Communications 3.81%
BT Group PLC - ADR	8,200	476,256

TOTAL COMMON STOCKS (Cost $10,968,834)		12,268,123

SHORT TERM INVESTMENTS 0.83%
Investment Company
The AIM STIT Liquid Assets Portfolio	103,420	103,420

TOTAL SHORT TERM INVESTMENT (Cost $103,420)		103,420

Total Investments (Cost $11,072,254) 99.06%		12,371,543
Other Assests, less Liabilites 0.94%		117,153
TOTAL NET ASSETS 100.00%		$12,488,696

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non Income Producing

The cost basis of investments for federal income tax purposes at February 28, 2007 was as follows*:

Cost of investments	$1,107,254
Gross unrealized appreciation	1,426,337
Gross unrealized depreciation	(127,048)
Net unrealized appreciation	$1,299,289

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended February 28, 2007 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date 4/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date 4/30/07